Revenues - Schedule of Company’s Revenues Disaggregated by Service (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Schedule of Company’s Revenues Disaggregated by Service [Line Items]
Total revenues	$ 21,984,803	$ 2,803,469	$ 23,081,094	$ 49,450,434
Cloud services and data center managed services [Member]
Schedule of Company’s Revenues Disaggregated by Service [Line Items]
Total revenues	17,484,127	2,229,549	14,388,087	41,404,258
Telecommunication, consultancy and related services [Member]
Schedule of Company’s Revenues Disaggregated by Service [Line Items]
Total revenues	$ 4,500,676	$ 573,920	$ 8,693,007	$ 8,046,176